SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Employer Identification Number	61-0862051
Plan Number	001
Participant Loans	$ 1,450,355
Total Assets Held for Investment	$ 169,847,605
Investment, Identifier [Axis]: BlackRock, BlackRock Strategic Income Opps Port Institutional
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:BlackrockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 2,063,731
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Empower Annuity Insurance Company of America, Guaranteed Interest Account
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:EmpowerAnnuityInsuranceCompanyOfAmericaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanTraditionalGuaranteedInvestmentContractMember
Fair Value	$ 7,833,034
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity, Fidelity Emerging Markets Index Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 4,073,998
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity, Fidelity Inflation-Protected Bond Index Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 1,420,294
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity, Fidelity International Index Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 13,669,557
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity, Fidelity International Sustainability Index Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 1,459,676
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity, Fidelity Short-Term Bond Index
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 3,180,610
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity, Fidelity Total Market Index Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 26,492,726
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Fidelity, Fidelity US Bond Index Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 12,119,628
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Prudential Global Investment Management, Pooled Separate Accounts - High Yield Bond Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:PrudentialGlobalInvestmentManagementMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
Fair Value	$ 1,429,415
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Republic Bancorp, Inc., Class A Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:RepublicBancorpInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock, Class A [Member]
Fair Value	$ 12,044,596
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Republic Bancorp, Inc., Class A and Class B Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:RepublicBancorpInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Fair Value	$ 2,956,427
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Schwab, Self-Directed Brokerage
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:SchwabMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-Directed Brokerage Accounts
Fair Value	$ 5,344,365
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard, Vanguard FTSE Social Index Fund Admiral
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 1,140,416
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard, Vanguard GNMA Fund Institutional
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 6,972,719
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard, Vanguard Growth Index Fund Institutional
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 27,115,097
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard, Vanguard Mid-Cap Index Fund Institutional
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 11,640,728
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard, Vanguard Real Estate Index Fund Admiral
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 1,376,018
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard, Vanguard Small-Cap Index Fund Institutional
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 9,812,036
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard, Vanguard Total International Bond Index Fund Admiral
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 2,349,785
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard, Vanguard Value Index Fund Institutional
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	rbcaa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Fair Value	$ 13,902,394
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Plan Investments
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Fair Value	$ 160,096,458
Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Fair Value	138,789,413
Self-Directed Brokerage Accounts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Fair Value	$ 8,300,792
Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Participant Loans, interest rates	3.25%
Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Participant Loans, interest rates	9.50%